Paras Madho
Director
Securities Operations

NYSE Group

07085521

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1- 33857

December 10, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, VanceInfo Technologies Inc., American Depositary Shares, (Each representing one ordinary share, par value $0.001 per share) and ordinary shares, par value $0.001 per share (application for the ordinary shares, par value $0.001 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 29, 2007. Tentative listing date – December 12, 2007.

Sincerely,

Paras Madho